Contract Liabilities - Summary of Grant Funding (Detail) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities [abstract]
Current - contract liabilities	$ 126,056	$ 285,221
Non-current - other liabilities	3,000,000	3,000,000
Total	$ 3,126,056	$ 3,285,221